Share based compensation, Share Option Awards Outstanding (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024 shares $ / shares		Jun. 30, 2024 shares $ / shares		Dec. 31, 2023 shares $ / shares
Weighted average exercise price [Abstract]
Outstanding at beginning of period (in dollars per share) | $ / shares			$ 10.35
Granted (in dollars per share) | $ / shares			8.71
Forfeited (in dollars per share) | $ / shares			11.28
Outstanding at end of period (in dollars per share) | $ / shares	$ 9.81	[1]	$ 9.81	[1]	$ 10.35
Number of options [Abstract]
Outstanding at beginning of period (in shares) | shares			790,720
Granted (in shares) | shares			138,024
Forfeited (in shares) | shares			(187,094)
Outstanding at end of period (in shares) | shares	741,650	[1]	741,650	[1]	790,720
Weighted average remaining life [Abstract]
Outstanding weighted average remaining life in years			6 years 4 months 20 days	[1]	6 years 6 months 25 days
Granted weighted average remaining life in years			7 years 7 months 17 days
Forfeited weighted average remaining life in years			5 years 11 months 23 days
Number of option exercisable (in shares) | shares	169,377		169,377
Weighted average grant date fair value (in dollars per share) | $ / shares	$ 11.01		$ 8.15

[1]	169,377 of the awards outstanding as of June 30, 2024, were exercisable.